Offerings - Offering: 1	May 04, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class B Common Stock, no par value per share
Amount Registered | shares	5,000,000
Proposed Maximum Offering Price per Unit	56.74
Maximum Aggregate Offering Price	$ 283,700,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 39,178.97
Offering Note	Note (1)(a): Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the Securities Act), this Registration Statement also covers such additional and indeterminate number of shares of the Registrant's Class B common stock as may become issuable under the Federated Hermes, Inc. Stock Incentive Plan upon any future stock splits, stock dividends or similar adjustments with respect to the Registrant’s Class B common stock.
Note 1(b): Estimated in accordance with Rules 457(c) and (h) under the Securities Act, solely for the purpose of calculating the registration fee. The proposed maximum offering price per share is estimated based on the average of the high and low sales prices of the Registrant's Class B common stock as reported by the New York Stock Exchange on April 29, 2026.